UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab Global Real Estate Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: February 28
Date of reporting period: March 1, 2011 — May 31, 2011

Item 1. Schedule of Investments.

Schwab Investments
Schwab Global Real Estate Fund™

Portfolio Holdings as of May 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.4%	Common Stock	169,752,847	209,567,047
0.0%	Rights	—	413
2.2%	Short-Term Investments	4,712,788	4,712,788

99.6%	Total Investments	174,465,635	214,280,248
0.4%	Other Assets and Liabilities, Net		796,753

100.0%	Net Assets		215,077,001

	Number	Value
Security	of Shares	($)

Common Stock 97.4% of net assets

Asia Pacific and Other 42.8%

Australia 8.9%
Abacus Property Group	440,000	1,016,575
CFS Retail Property Trust	1,578,690	3,164,488
Commonwealth Property Office Fund	1,135,000	1,110,236
Dexus Property Group	2,269,583	2,149,819
Stockland	765,932	2,892,036
Westfield Group	459,934	4,471,574
Westfield Retail Trust	1,510,434	4,295,366

		19,100,094

Brazil 2.0%
Brookfield Incorporacoes S.A.	182,300	956,707
Multiplan Empreendimentos Imobiliarios S.A.	51,750	1,181,779
PDG Realty S.A. Empreendimentos e Participacoes	189,500	1,189,067
Rossi Residencial S.A.	106,500	945,017

		4,272,570

China 0.6%
Home Inns & Hotels Management, Inc. ADR *	30,000	1,226,100

Hong Kong 16.7%
Great Eagle Holdings Ltd.	300,000	1,051,868
Hang Lung Properties Ltd.	463,000	1,930,427
Hongkong Land Holdings Ltd.	974,000	7,217,383
Hysan Development Co., Ltd.	694,000	3,426,518
Kerry Properties Ltd.	612,000	3,126,269
New World Development Co., Ltd.	2,937,821	5,013,158
Regal Real Estate Investment Trust	3,256,000	1,068,064
Shangri-La Asia Ltd.	739,916	1,928,823
Sun Hung Kai Properties Ltd.	319,454	4,978,535
The Hongkong & Shanghai Hotels Ltd.	1,754,336	3,019,196
The Link REIT	962,718	3,275,517

		36,035,758

India 0.9%
Indiabulls Real Estate Ltd. *	335,520	873,909
Indiabulls Wholesale Services Ltd. (a)*	53,815	—
Indian Hotels Co., Ltd.	570,406	1,019,696

		1,893,605

Japan 7.6%
Hulic Co., Ltd.	197,800	1,664,023
Japan Hotel & Resort, Inc.	294	672,793
Mitsubishi Estate Co., Ltd.	101,000	1,804,732
Mitsui Fudosan Co., Ltd.	282,000	4,759,801
Nippon Building Fund, Inc.	170	1,737,117
Sumitomo Realty & Development Co., Ltd.	271,000	5,787,023

		16,425,489

Philippines 0.9%
SM Prime Holdings, Inc.	7,400,000	2,050,922

Singapore 5.2%
Ascott Residence Trust	1,072,000	1,016,975
CapitaCommercial Trust	909,000	1,083,750
CDL Hospitality Trusts	1,293,000	2,180,870
Global Logistic Properties Ltd. *	2,311,000	3,747,566
Mapletree Logistics Trust	2,789,200	2,069,399
Suntec Real Estate Investment Trust	850,000	1,040,560

		11,139,120

		92,143,658

Europe 10.5%

Austria 0.4%
Sparkassen Immobilien AG *	137,935	973,653

Finland 0.2%
Technopolis Ojy	83,505	461,227

France 5.5%
Accor S.A.	49,500	2,273,634
Gecina S.A.	7,403	1,082,954
Societe Immobilliere de Location pour l’Industrie et le Commerce	7,156	1,041,790
Unibail-Rodamco SE	32,926	7,447,419

		11,845,797

Germany 0.3%
TAG Immobilien AG *	55,000	575,280

Luxembourg 0.7%
Gagfah S.A.	192,525	1,498,632

United Kingdom 3.4%
British Land Co. plc	165,164	1,628,609
Derwent London plc	36,155	1,091,153
Great Portland Estates plc	240,678	1,753,407
Land Securities Group plc	169,299	2,324,327
Unite Group plc *	150,000	532,240

		7,329,736

		22,684,325

North America 44.1%

Canada 5.5%
Allied Properties Real Estate Investment Trust	88,900	2,190,270

 Schwab Global Real Estate Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Boardwalk Real Estate Investment Trust	20,743	1,030,673
Brookfield Office Properties Canada	44,000	1,054,529
Calloway Real Estate Investment Trust	55,649	1,474,439
Canadian Apartment Properties Real Estate Investment Trust	95,386	1,879,464
Cominar Real Estate Investment Trust	52,000	1,199,566
First Capital Realty, Inc.	78,000	1,352,531
RioCan Real Estate Investment Trust	59,143	1,552,973

		11,734,445

United States 38.6%
Alexandria Real Estate Equities, Inc.	53,386	4,406,480
AMB Property Corp.	27,354	1,011,825
AvalonBay Communities, Inc.	16,431	2,186,473
Boston Properties, Inc.	60,545	6,560,051
Camden Property Trust	25,125	1,615,035
Duke Realty Corp.	212,540	3,196,602
DuPont Fabros Technology, Inc.	40,402	1,056,108
Equity Residential	60,807	3,759,697
Essex Property Trust, Inc.	23,427	3,223,790
Federal Realty Investment Trust	36,089	3,161,396
HCP, Inc.	79,500	3,016,230
Host Hotels & Resorts, Inc.	336,536	5,916,303
Kimco Realty Corp.	216,003	4,214,219
LaSalle Hotel Properties	74,660	2,088,987
Lennar Corp., Class A	55,800	1,059,084
ProLogis	61,420	1,017,115
Public Storage	44,788	5,300,212
Simon Property Group, Inc.	72,348	8,541,405
Starwood Hotels & Resorts Worldwide, Inc.	42,503	2,591,833
The Macerich Co.	62,393	3,392,307
The Ryland Group, Inc.	62,000	1,133,360
Ventas, Inc.	65,513	3,694,933
Vornado Realty Trust	77,522	7,626,614
Washington Real Estate Investment Trust	32,000	1,104,960
Weingarten Realty Investors	80,000	2,129,600

		83,004,619

		94,739,064

Total Common Stock
(Cost $169,752,847)		209,567,047

Rights 0.0% of net assets

Asia Pacific and Other 0.0%

Brazil 0.0%
Brookfield Incorporacoes S.A. *	9,312	413

Total Rights
(Cost $—)		413

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Short-Term Investments 2.2% of net assets

Time Deposits 2.2%
Brown Brothers Harriman
Australian Dollar
3.64%, 06/01/11	156,940	167,573
Hong Kong Dollar
0.01%, 06/01/11	2,098,549	269,828
Japanese Yen
0.01%, 06/01/11	36,518,965	448,031
Pound Sterling
0.14%, 06/01/11	90,766	149,310
Swiss Franc
0.01%, 06/01/11	190,393	223,231
Citibank
Canadian Dollar
0.23%, 06/01/11	137,020	141,425
Euro
0.19%, 06/01/11	328,442	472,660
Pound Sterling
0.14%, 06/01/11	153,547	252,584
Singapore Dollar
0.01%, 06/01/11	184,514	149,604
HSBC Bank USA
US Dollar
0.03%, 06/01/11	2,363,436	2,363,436
Wells Fargo
US Dollar
0.03%, 06/01/11	75,106	75,106

Total Short-Term Investments
(Cost $4,712,788)		4,712,788

End of Investments.

At 05/31/11, the tax basis cost of the fund’s investments was $180,849,906 and the unrealized appreciation and depreciation were $34,954,587 and ($1,524,245), respectively, with a net unrealized appreciation of $33,430,342.

As of 05/31/11, the values of certain foreign securities held by the fund aggregating $105,749,508 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 Schwab Global Real Estate Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values it’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 Prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of May 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock
Asia Pacific and Other(a)	$—	$86,644,988	$—	$86,644,988
Brazil	4,272,570	—	—	4,272,570
China	1,226,100	—	—	1,226,100
Europe(a)	—	12,307,024	—	12,307,024
Austria	973,653	—	—	973,653
Germany	575,280	—	—	575,280
Luxembourg	1,498,632	—	—	1,498,632
United Kingdom	532,240	6,797,496	—	7,329,736
North America(a)	94,739,064	—	—	94,739,064
Rights(a)	413	—	—	413
Short-Term Investments(a)	—	4,712,788	—	4,712,788

Total	$103,817,952	$110,462,296	$—	$214,280,248

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46025MAY11 - 00

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	07/25/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	07/25/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	07/22/2011